Financial Instruments - Summary of Analysis Assumes that all Other Variables (Details) - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EUR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
-10% weakening	$ (991)	$ (1,600)
+10% strengthening	991	1,600
GBP
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
-10% weakening	(143)	(49)
+10% strengthening	143	49
ISK
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
-10% weakening	(6,002)	(14,333)
+10% strengthening	6,002	14,333
CHF
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
-10% weakening	(724)	(659)
+10% strengthening	724	$ 659
INR
Disclosure In Tabular Form Of Currency Risk Sensitivity Analysis On Profit Before Tax [Line Items]
-10% weakening	(51)
+10% strengthening	$ 51